REVENUE FROM CONTRACTS WITH CUSTOMERS DFGD - Summary of Contract Liabilities (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Contract with Customer, Contract Asset, Contract Liability, and Receivable [Abstract]
Advance from customers	¥ 22,393,097	$ 3,154,002	¥ 25,604,363
Deferred revenue-current	186,281,838	26,237,248	193,352,239
Deferred revenue-non current	207,905,769	29,282,915	234,374,415
Total contract liabilities	¥ 416,580,704	$ 58,674,165	¥ 453,331,017